Share-Based Payments - Schedule of the Movement of Share-Based Payment Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Movement of Share-Based Payment Reserves [Abstract]
Beginning balance	$ 415,573	$ 1,512,490
Share options exercised during the year	(183,112)	(919,916)
Reversal of prior provisions	(167,840)	(536,366)
Share-based payments expense during the year (note 8)		359,365
Ending balance	$ 64,621	$ 415,573